Segment Information (Tables)	12 Months Ended
Dec. 31, 2015
Long-Lived Assets (Property and Equipment, Net) by Geographic Area

Long-lived assets (property and equipment, net) by geographic area were as follows:

	Year Ended December 31
	2013	2014	2015
	US$	US$	US$
Taiwan	24,066	28,739	32,014
United States	54	142	274
Korea	1,773	2,477	1,891
China	4,266	4,163	16,268
Japan	36	16	22

	30,195	35,537	50,469

Customer Lists
Net Sales	Major customers representing at least 10% of net sales

	Year Ended December 31
	2013		2014		2015
	US$	%	US$	%	US$	%
SK Hynix	67,977	30	107,227	37	108,645	30
Samsung	36,037	16	30,065	10	*	*

*	Less than 10%

Product
Net Sales
The following summarizes the Company’s revenue by product category:

	Year Ended December 31
	2013	2014	2015
	US$	US$	US$
Mobile Storage	185,488	241,614	302,910
Mobile Communications	31,022	40,034	50,896
Others	8,798	7,675	7,491

	225,308	289,323	361,297

Country
Net Sales
The following summarizes the Company’s revenue by geographic area:

	Year Ended December 31
	2013	2014	2015
	US$	US$	US$
Taiwan	47,653	57,244	71,387
United States	22,528	26,265	39,558
Japan	3,936	11,180	19,636
Korea	115,287	150,557	150,118
China	29,129	35,008	69,623
Others	6,775	9,069	10,975

	225,308	289,323	361,297